Note 14 - Subsequent Events (Details) (USD $)	0 Months Ended
	Mar. 02, 2015	Dec. 31, 2014
Note 14 - Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.97
Principal, Convertible Convertible into Shares of Common Stock [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 1.00
Principal and Accrued Interest, Convertible Convertible into Shares of Common Stock [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 1.00
Convertible Debt [Member] | Subsequent Event [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount	$ 1,250,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Class of Warrant or Right, Issued During Period (in Shares)	937,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.50
Subsequent Event [Member] | Between Execution of the MIPA and the Financial Close [Member] | Power Purchase Agreements [Member] | Innovative Solar 42 [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Monthly Payments to Acquire Intangible Assets	300,000
Subsequent Event [Member] | Through the Project's Commercial Operation Date [Member] | Power Purchase Agreements [Member] | Innovative Solar 42 [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Monthly Payments to Acquire Intangible Assets	150,000
Subsequent Event [Member] | Power Purchase Agreements [Member] | Innovative Solar 42 [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Acquire Intangible Assets, Future Minimum Payments Due	5,832,000
Intangible Asset Acquisition, Percentage of Interests Acquired	100.00%
Cumulative Payments, Percent	70.00%
Remaining Purchase Price, Percent	30.00%
Payments to Acquire Intangible Assets	570,000
Project Cost, Expected Cost	$ 150,000,000